SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Preferred Stock — 0.6%
	Financial Services — 0.6%
	Capital Markets — 0.6%
[a]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	370,000	$ 9,342,500
[a,b]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	1,162	28,323,750
			37,666,250
	Total Preferred Stock (Cost $38,269,196)		37,666,250
	Asset Backed Securities — 12.9%
	Auto Receivables — 3.6%
	ACM Auto Trust,
[c]	Series 2023-2A Class B, 9.85% due 6/20/2030	$ 1,767,068	1,784,819
[c]	Series 2024-1A Class B, 11.40% due 1/21/2031	3,045,776	3,073,021
[c]	Series 2024-2A Class A, 6.06% due 2/20/2029	671,760	672,114
	American Credit Acceptance Receivables Trust,
[c]	Series 2023-1 Class C, 5.59% due 4/12/2029	1,730	1,730
[c]	Series 2024-2 Class C, 6.24% due 4/12/2030	2,890,000	2,913,046
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A Class A, 6.46% due 4/17/2028	761,765	766,437
[c]	AutoNation Finance Trust, Series 2025-1A Class A2, 4.72% due 4/10/2028	4,560,171	4,570,830
	BOF URSA VI Funding Trust I,
[c]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	837,277	845,647
[c]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	1,176,723	1,184,261
[c]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	2,634,819	2,654,921
[c]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	3,599,776	3,663,516
	Carvana Auto Receivables Trust,
[c]	Series 2020-N1A Class E, 5.20% due 7/15/2027	2,199,015	2,199,252
[c]	Series 2022-N1 Class A2, 3.21% due 12/11/2028	11,278,357	11,202,391
[c]	Series 2023-N4 Class A, 6.42% due 1/10/2028	1,102,578	1,103,172
	CPS Auto Receivables Trust,
[c]	Series 2022-A Class D, 2.84% due 4/16/2029	490,852	488,865
[c]	Series 2022-C Class C, 5.28% due 4/15/2030	2,475	2,475
[c]	Series 2023-D Class B, 6.78% due 3/15/2028	1,998,553	2,000,454
[c]	Series 2024-B Class B, 6.04% due 10/16/2028	4,317,504	4,339,428
[c]	Series 2024-C Class A, 5.88% due 2/15/2028	991,033	992,172
[c]	DT Auto Owner Trust, Series 2023-3A Class B, 6.07% due 3/15/2028	854,328	855,457
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	10,747,979	10,750,824
	Series 2022-4A Class D, 5.98% due 12/15/2028	3,066,738	3,089,743
	Series 2023-4A Class C, 6.51% due 8/15/2028	3,209,146	3,228,319
	FHF Issuer Trust,
[c]	Series 2024-3A Class A2, 4.94% due 11/15/2030	3,441,248	3,449,866
[c]	Series 2025-2A Class A1, 4.839% due 12/15/2026	8,103,327	8,111,614
[c]	Series 2025-2A Class A2, 5.75% due 5/15/2030	1,250,000	1,266,814
[c]	FHF Trust, Series 2023-1A Class A2, 6.57% due 6/15/2028	791,342	796,185
	Flagship Credit Auto Trust,
[c]	Series 2020-4 Class E, 3.84% due 7/17/2028	5,858,000	5,802,376
[c]	Series 2022-1 Class C, 3.06% due 3/15/2028	1,828,773	1,819,026
[c]	Series 2022-2 Class B, 4.76% due 5/17/2027	64,484	64,484
	GLS Auto Receivables Issuer Trust,
[c]	Series 2021-4A Class D, 2.48% due 10/15/2027	10,713,709	10,651,863
[c]	Series 2022-2A Class D, 6.15% due 4/17/2028	10,715,067	10,803,330
[c]	Series 2025-4A Class A2, 4.37% due 10/16/2028	7,604,000	7,614,622
	Lendbuzz Securitization Trust,
[c]	Series 2023-2A Class A2, 7.09% due 10/16/2028	1,283,158	1,297,869
[c]	Series 2024-3A Class A2, 4.97% due 10/15/2029	4,361,481	4,373,042
[c]	Lobel Automobile Receivables Trust, Series 2023-2 Class B, 8.67% due 5/15/2029	4,026,690	4,049,053
[c]	OneMain Direct Auto Receivables Trust, Series 2022-1A Class A1, 4.65% due 3/14/2029	1,459,263	1,460,419
[c]	Prestige Auto Receivables Trust, Series 2021-1A Class D, 2.08% due 2/15/2028	5,939,246	5,879,026
	Research-Driven Pagaya Motor Asset Trust,
[c]	Series 2023-3A Class A, 7.13% due 1/26/2032	5,298,655	5,307,682
[c]	Series 2023-4A Class A, 7.54% due 3/25/2032	5,487,216	5,498,014
[c]	Series 2025-5A Class A2, 4.575% due 6/26/2034	13,102,000	13,098,727

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Research-Driven Pagaya Motor Trust, Series 2025-6A Class A2, 4.705% due 8/25/2034	$ 16,850,000	$ 16,858,240
[c]	SAFCO Auto Receivables Trust, Series 2025-1A Class A, 5.46% due 9/10/2029	9,445,198	9,510,479
[c]	Santander Bank Auto Credit-Linked Notes, Series 2022-C Class F, 14.592% due 12/15/2032	3,143,932	3,204,776
	Santander Drive Auto Receivables Trust,
	Series 2022-7 Class B, 5.95% due 1/17/2028	730,630	731,379
	Series 2025-4 Class A2, 4.28% due 1/15/2029	19,248,000	19,288,551
	Tricolor Auto Securitization Trust,
[c,d]	Series 2023-1A Class D, 8.56% due 7/15/2027	597,859	552,704
[c,d]	Series 2024-2A Class A, 6.36% due 12/15/2027	1,303,957	1,282,648
[c,d]	Series 2024-3A Class A, 5.22% due 6/15/2028	1,355,586	1,244,449
	Veros Auto Receivables Trust,
[c]	Series 2024-1 Class A, 6.28% due 11/15/2027	1,628,392	1,634,296
[c]	Series 2025-1 Class A, 5.31% due 9/15/2028	7,015,706	7,047,114
[c]	Westlake Automobile Receivables Trust, Series 2022-2A Class D, 5.48% due 9/15/2027	10,081,335	10,114,505
			225,196,047
	Credit Card — 0.5%
[c]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	8,627,000	8,653,402
[c]	Continental Finance Credit Card ABS Master Trust, Series 2024-A Class A, 5.78% due 12/15/2032	10,000,000	10,139,739
[c]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	9,800,000	9,833,270
			28,626,411
	Other Asset Backed — 6.2%
[c]	ACHD Trust, Series 2025-DS1 Class A, 5.978% due 1/9/2034	4,135,000	4,136,719
[c]	Affirm Asset Securitization Trust, Series 2025-X2 Class A, 4.45% due 10/15/2030	6,899,581	6,907,538
[c]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	1,401,539	1,403,481
[c]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	3,246,004	3,251,346
	Aqua Finance Trust,
[c]	Series 2020-AA Class A, 1.90% due 7/17/2046	5,196,705	4,854,940
[c]	Series 2020-AA Class C, 3.97% due 7/17/2046	4,319,694	4,160,340
[c]	Series 2021-A Class A, 1.54% due 7/17/2046	4,271,217	3,923,727
[c]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	604,984	608,415
[c]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	6,050,250	6,156,678
[c]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	6,936,006	6,992,813
[c]	DailyPay Securitization Trust, Series 2025-1A Class A, 5.63% due 6/26/2028	10,075,000	10,132,774
[c]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	13,300,000	13,256,597
[c]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	801,463	805,694
[c]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	36,000,000	34,987,518
[c]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	27,894,000	26,769,141
[c,e]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	1,259,736	1,168,405
[c]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	7,948,715	7,301,860
	Foundation Finance Trust,
[c]	Series 2021-1A Class A, 1.27% due 5/15/2041	7,092,250	6,705,966
[c]	Series 2021-2A Class A, 2.19% due 1/15/2042	4,903,712	4,663,248
	FREED ABS Trust,
[c]	Series 2022-1FP Class D, 3.35% due 3/19/2029	156,855	156,775
[c]	Series 2022-3FP Class D, 7.36% due 8/20/2029	2,697,709	2,701,158
[c]	Series 2022-4FP Class D, 7.40% due 12/18/2029	435,619	437,365
	Goldman Home Improvement Trust Issuer Trust,
[c]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	2,361,177	2,320,516
[c]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	1,752,431	1,754,035
[c]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	13,351,746	11,014,285
	GoodLeap Sustainable Home Solutions Trust,
[c]	Series 2021-3CS Class A, 2.10% due 5/20/2048	12,309,464	9,417,468
[c]	Series 2021-4GS Class A, 1.93% due 7/20/2048	16,165,838	13,388,250
[c]	Series 2021-5CS Class A, 2.31% due 10/20/2048	6,728,664	5,608,767
[b,c]	Gracie Point International Funding LLC, Series 2023-2A Class A, 6.447% (SOFR90A + 2.25%) due 3/1/2027	786,851	787,601
	GreenSky Home Improvement Issuer Trust,
[c]	Series 2024-2 Class A2, 5.25% due 10/27/2059	960,018	963,209
[c]	Series 2025-2A Class A2, 4.93% due 6/25/2060	6,682,667	6,705,605
[c]	GreenSky Home Improvement Trust, Series 2024-1 Class A2, 5.88% due 6/25/2059	1,259,592	1,268,243
[b,c]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.25% (SOFR30A + 2.25%) due 12/25/2051	4,349,167	4,391,248
	HERO Funding Trust,
[c]	Series 2015-1A Class A, 3.84% due 9/21/2040	1,444,605	1,390,850
[c]	Series 2017-2A Class A1, 3.28% due 9/20/2048	321,455	295,584

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Hilton Grand Vacations Trust,
[c]	Series 2019-AA Class A, 2.34% due 7/25/2033	$ 1,295,223	$ 1,291,155
[c]	Series 2020-AA Class A, 2.74% due 2/25/2039	309,400	304,996
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	8,124,792	7,738,357
[c]	LendingPoint Pass-Through Trust, Series 2022-ST3 Class A, 4.00% due 5/15/2028	126,743	126,701
[c]	Loanpal Solar Loan Ltd., Series 2021-1GS Class A, 2.29% due 1/20/2048	17,710,316	14,786,760
	Marlette Funding Trust,
[c]	Series 2023-1A Class C, 7.20% due 4/15/2033	4,193,943	4,204,164
[c]	Series 2023-2A Class C, 6.96% due 6/15/2033	940,096	943,879
[c]	Series 2025-1A Class A, 4.75% due 7/16/2035	4,672,740	4,679,656
[c]	MMP Capital LLC, Series 2025-A Class A, 5.36% due 12/15/2031	3,149,671	3,177,343
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	686,156	689,394
	Mosaic Solar Loan Trust,
[c]	Series 2019-1A Class A, 4.37% due 12/21/2043	740,345	706,049
[c]	Series 2020-1A Class A, 2.10% due 4/20/2046	2,468,984	2,179,980
[c]	NMEF Funding LLC, Series 2025-B Class A2, 4.64% due 1/18/2033	5,200,000	5,222,700
[c]	Oportun Funding Trust, Series 2024-3 Class A, 5.26% due 8/15/2029	2,093,576	2,094,473
	Oportun Issuance Trust,
[c]	Series 2021-C Class A, 2.18% due 10/8/2031	4,982,098	4,906,571
[c]	Series 2025-A Class A, 5.01% due 2/8/2033	4,335,000	4,338,106
[b,c]	Pagaya AI Debt Grantor Trust, Series 2024-10 Class ABC, 5.633% due 6/15/2032	3,513,586	3,528,726
[c]	Pagaya AI Debt Trust, Series 2024-1 Class A, 6.66% due 7/15/2031	577,578	577,985
[c]	Pawnee Equipment Receivables LLC, Series 2021-1 Class D, 2.75% due 7/15/2027	800,357	799,083
[c]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	3,839,544	3,938,094
[c]	Prosper Marketplace Issuance Trust, Series 2023-1A Class C, 8.29% due 7/16/2029	3,039,856	3,045,014
[c]	RCKT Trust, Series 2025-1A Class A, 4.90% due 7/25/2034	1,918,420	1,928,091
	Reach ABS Trust,
[c]	Series 2024-2A Class A, 5.88% due 7/15/2031	1,609,515	1,618,375
[c]	Series 2025-1A Class A, 4.96% due 8/16/2032	6,432,392	6,453,383
[c]	Series 2025-2A Class A, 4.93% due 8/18/2032	5,008,507	5,029,928
[c]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,300,000	12,265,238
[c]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	5,021,267	4,929,064
[c]	SoFi Consumer Loan Program Trust, Series 2025-2 Class A, 4.82% due 6/25/2034	2,124,383	2,135,048
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	8,629,009	8,153,336
[c]	Stack Infrastructure Issuer LLC, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	7,448,051
[c]	Sunbit Asset Securitization Trust, Series 2025-1 Class A, 5.36% due 7/15/2030	5,500,000	5,553,860
[c]	Sunnova Hestia I Issuer LLC, Series 2023-GRID1 Class 1A, 5.75% due 12/20/2050	8,556,956	8,734,699
[c]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	8,720,977	8,678,909
[c]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	6,700,465	6,724,895
	Upgrade Master Pass-Thru Trust,
[c]	Series 2025-ST4 Class A, 5.495% due 8/16/2032	4,495,385	4,519,693
[c]	Series 2025-ST5 Class A, 4.794% due 9/15/2032	4,560,176	4,567,558
[c]	Upgrade Receivables Trust, Series 2024-1A Class A, 5.37% due 2/18/2031	150,027	150,067
	Upstart Securitization Trust,
[c]	Series 2023-2 Class B, 7.92% due 6/20/2033	2,419,372	2,431,147
[c]	Series 2023-3 Class A, 6.90% due 10/20/2033	756,728	758,163
[c]	Series 2024-1 Class A, 5.33% due 11/20/2034	4,963,533	4,961,120
[c]	Series 2025-1 Class A, 5.45% due 4/20/2035	4,884,715	4,891,318
[c]	Series 2025-2 Class A2, 5.22% due 6/20/2035	6,885,567	6,920,086
			388,919,374
	Student Loan — 2.6%
[c]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	6,979,837	7,171,932
	College Ave Student Loans LLC,
[b,c]	Series 2021-A Class A1, 4.946% (TSFR1M + 1.21%) due 7/25/2051	5,182,912	5,175,768
[c]	Series 2021-A Class A2, 1.60% due 7/25/2051	1,198,559	1,112,822
[b,c]	Series 2021-C Class A1, 4.746% (TSFR1M + 1.01%) due 7/26/2055	9,481,399	9,394,165
	Commonbond Student Loan Trust,
[c]	Series 18-CGS Class A1, 3.87% due 2/25/2046	949,852	926,313
[c]	Series 2020-1 Class A, 1.69% due 10/25/2051	6,468,511	5,966,904
[c]	Series 2021-AGS Class A, 1.20% due 3/25/2052	7,527,820	6,445,637
[c]	Series 2021-BGS Class A, 1.17% due 9/25/2051	6,758,572	6,311,802
	MPOWER Education Trust,
[c]	Series 2024-A Class A, 6.78% due 7/22/2041	5,668,885	5,948,218
[c]	Series 2025-A Class A, 6.62% due 7/21/2042	6,467,717	6,590,403

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Navient Private Education Refi Loan Trust,
[b,c]	Series 2019-D Class A2B, 4.915% (TSFR1M + 1.16%) due 12/15/2059	$ 4,400,055	$ 4,397,621
[c]	Series 2021-A Class A, 0.84% due 5/15/2069	1,718,380	1,579,233
[c]	Series 2022-BA Class A, 4.16% due 10/15/2070	14,195,440	13,902,216
	Navient Student Loan Trust,
[b]	Series 2014-1 Class A3, 4.499% (SOFR30A + 0.62%) due 6/25/2031	2,512,297	2,482,841
[b,c]	Series 2019-BA Class A2B, 4.845% (TSFR1M + 1.09%) due 12/15/2059	539,440	538,525
	Nelnet Student Loan Trust,
[b,c]	Series 2013-1A Class A, 4.589% (SOFR30A + 0.71%) due 6/25/2041	1,581,577	1,549,906
[b,c]	Series 2015-2A Class A2, 4.589% (SOFR30A + 0.71%) due 9/25/2042	12,154,005	11,809,815
[b,c]	Series 2015-3A Class A2, 4.589% (SOFR30A + 0.71%) due 2/27/2051	409,209	407,926
[b,c]	Series 2021-CA Class AFL, 4.588% (TSFR1M + 0.85%) due 4/20/2062	6,058,538	6,009,693
[c]	Series 2021-CA Class AFX, 1.32% due 4/20/2062	4,575,133	4,312,583
[b,c]	Series 2021-DA Class AFL, 4.538% (TSFR1M + 0.80%) due 4/20/2062	8,528,102	8,458,015
[b,c,e]	Prodigy Finance DAC, Series 2021-1A Class A, 5.092% (TSFR1M + 1.36%) due 7/25/2051	798,467	798,838
	SLM Student Loan Trust,
[b]	Series 2011-2 Class A2, 5.189% (SOFR30A + 1.31%) due 10/25/2034	4,411,149	4,430,686
[b]	Series 2013-6 Class A3, 4.639% (SOFR30A + 0.76%) due 6/26/2028	16,247,148	16,102,256
	SMB Private Education Loan Trust,
[b,c]	Series 2017-B Class A2B, 4.615% (TSFR1M + 0.86%) due 10/15/2035	69,933	69,882
[c]	Series 2020-A Class A2A, 2.23% due 9/15/2037	2,323,120	2,259,765
[c]	Series 2020-PTB Class A2A, 1.60% due 9/15/2054	1,489,394	1,412,328
[b,c]	Series 2021-D Class A1B, 4.465% (TSFR1M + 0.71%) due 3/17/2053	3,689,737	3,656,386
[b,c]	Series 2021-E Class A1B, 4.495% (TSFR1M + 0.74%) due 2/15/2051	10,901,269	10,804,186
[b,c]	SoFi Alternative Trust, Series 2019-C Class PT, 5.68% due 1/25/2045	9,213,874	9,155,937
[b,c]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 4.548% (TSFR1M + 0.81%) due 11/20/2061	1,797,341	1,796,323
			160,978,925
	Total Asset Backed Securities (Cost $817,560,377)		803,720,757
	Corporate Bonds — 34.2%
	Automobiles & Components — 0.8%
	Automobiles — 0.8%
	American Honda Finance Corp.,
	4.25% due 9/1/2028	9,883,000	9,937,752
[b]	4.352% (SOFR + 0.62%) due 12/11/2026	13,942,000	13,956,918
	Hyundai Capital America,
[c]	3.00% due 2/10/2027	1,455,000	1,438,137
[c]	4.85% due 3/25/2027	5,000,000	5,042,900
[c]	5.30% due 3/19/2027	2,000,000	2,028,120
[c]	5.45% due 6/24/2026	4,100,000	4,124,272
	Volkswagen Group of America Finance LLC,
[c]	4.45% due 9/11/2027	2,143,000	2,151,250
[c]	5.05% due 3/27/2028	7,926,000	8,044,256
			46,723,605
	Banks — 0.4%
	Banks — 0.4%
[b]	Morgan Stanley Bank NA, 5.016% (SOFR + 0.91%) due 1/12/2029	3,740,000	3,809,975
[b,c,e]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	16,283,000	15,972,809
	Santander Holdings USA, Inc., 3.244% due 10/5/2026	4,023,000	3,998,460
[b]	Wells Fargo & Co., 4.808% (SOFR + 1.98%) due 7/25/2028	3,448,000	3,485,893
			27,267,137
	Capital Goods — 0.2%
	Aerospace & Defense — 0.1%
	Northrop Grumman Systems Corp., 7.875% due 3/1/2026	2,989,000	3,002,540
	Machinery — 0.1%
	Regal Rexnord Corp., 6.05% due 2/15/2026	7,849,000	7,862,187
			10,864,727
	Commercial & Professional Services — 0.7%
	Commercial Services & Supplies — 0.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Element Fleet Management Corp.,
[c,e]	5.643% due 3/13/2027	$ 4,400,000	$ 4,474,008
[c,e]	6.271% due 6/26/2026	11,400,000	11,498,040
[c,e]	6.319% due 12/4/2028	3,422,000	3,609,183
	Quanta Services, Inc., 4.75% due 8/9/2027	3,500,000	3,544,520
[c]	Rentokil Terminix Funding LLC, 5.00% due 4/28/2030	9,120,000	9,279,418
	UL Solutions, Inc., 6.50% due 10/20/2028	12,800,000	13,521,536
			45,926,705
	Consumer Discretionary Distribution & Retail — 0.3%
	Internet Software & Services — 0.2%
	Amazon.com, Inc., 4.10% due 11/20/2030	9,713,000	9,723,199
	Specialty Retail — 0.1%
	Ferguson Enterprises, Inc., 4.35% due 3/15/2031	7,500,000	7,473,675
			17,196,874
	Consumer Services — 0.1%
	Hotels, Restaurants & Leisure — 0.1%
[c]	Sodexo, Inc., Series 2023-2 Class B, 5.15% due 8/15/2030	4,000,000	4,099,840
			4,099,840
	Energy — 2.1%
	Oil, Gas & Consumable Fuels — 2.1%
[c]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	9,092,000	9,081,544
[c]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	4,068,000	3,774,006
[c]	Energy Transfer LP, 5.625% due 5/1/2027	3,741,000	3,742,384
	Galaxy Pipeline Assets Bidco Ltd.,
[c,e]	1.75% due 9/30/2027	6,636,858	6,475,118
[c,e]	2.16% due 3/31/2034	17,584,629	15,930,443
[c,d,e,f]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	32,475,000	19,958,810
[c]	Gray Oak Pipeline LLC, 3.45% due 10/15/2027	12,955,000	12,802,390
[c,e]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	4,160,000	4,350,528
[c]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	13,090,000	13,093,927
[c,e]	SA Global Sukuk Ltd., 4.25% due 10/2/2029	24,040,000	23,907,299
	South Bow USA Infrastructure Holdings LLC, 4.911% due 9/1/2027	2,000,000	2,017,080
[c,e]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	11,144,371
[c]	Whistler Pipeline LLC, 5.40% due 9/30/2029	6,985,000	7,198,113
			133,476,013
	Equity Real Estate Investment Trusts (REITs) — 1.5%
	Diversified REITs — 1.5%
	American Tower Corp.,
	4.70% due 12/15/2032	2,497,000	2,501,470
	4.90% due 3/15/2030	3,235,000	3,304,067
[c]	American Tower Trust #1, 3.652% due 3/15/2048	8,015,000	7,935,373
	Crown Castle, Inc.,
	2.90% due 3/15/2027	2,750,000	2,710,427
	4.90% due 9/1/2029	6,181,000	6,273,159
[c]	4.225% due 1/21/2026	8,453,000	8,433,511
	Digital Realty Trust LP, 5.55% due 1/15/2028	434,000	446,022
	Realty Income Corp., 5.05% due 1/13/2026	6,146,000	6,147,352
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	26,585,000	26,010,525
[c]	1.84% due 4/15/2027	8,140,000	7,885,605
[c]	4.831% due 10/15/2029	6,480,000	6,520,397
[c]	6.599% due 11/15/2052	7,950,000	8,140,566
	Vornado Realty LP, 2.15% due 6/1/2026	6,893,000	6,813,799
			93,122,273
	Financial Services — 4.7%
	Capital Markets — 2.1%
[c,e]	Abu Dhabi Developmental Holding Co. PJSC, 5.375% due 5/8/2029	15,500,000	16,050,870
	Ares Capital Corp., 2.15% due 7/15/2026	3,250,000	3,210,805
	Blue Owl Credit Income Corp., 3.125% due 9/23/2026	19,056,000	18,840,667
[c]	Blue Owl Technology Finance Corp., 3.75% due 6/17/2026	12,276,000	12,202,467

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Brookfield Asset Management Ltd.,
[e]	4.653% due 11/15/2030	$ 9,500,000	$ 9,572,485
[e]	5.795% due 4/24/2035	5,250,000	5,490,240
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	14,120,000	13,915,684
	3.375% due 1/20/2027	7,458,000	7,352,022
	LPL Holdings, Inc.,
[c]	4.375% due 5/15/2031	6,885,000	6,693,803
	4.90% due 4/3/2028	9,457,000	9,594,316
	Main Street Capital Corp.,
	3.00% due 7/14/2026	14,195,000	14,072,781
	5.40% due 8/15/2028	4,500,000	4,518,495
	6.50% due 6/4/2027	3,000,000	3,063,990
[c]	Voya Global Funding, 4.60% due 11/24/2030	4,760,000	4,782,562
	Commercial Services & Supplies — 0.2%
[c,e]	Transurban Finance Co. Pty. Ltd., 4.924% due 3/24/2036	14,225,000	14,093,988
	Consumer Finance — 0.1%
[b]	U.S. Bank NA, 4.73% (SOFR + 0.91%) due 5/15/2028	6,750,000	6,816,623
	Financial Services — 2.1%
	Antares Holdings LP,
[c]	2.75% due 1/15/2027	7,360,000	7,191,603
[c]	3.95% due 7/15/2026	14,391,000	14,325,953
[b]	Bank of America Corp., 4.948% (SOFR + 2.04%) due 7/22/2028	6,007,000	6,091,098
[b,e]	Barclays plc, 4.476% (SOFR + 1.08%) due 11/11/2029	7,000,000	7,037,940
[b,c,e]	BNP Paribas SA, 2.591% (SOFR + 1.23%) due 1/20/2028	3,650,000	3,590,249
	Citigroup, Inc.,
[b]	1.122% (SOFR + 0.77%) due 1/28/2027	1,332,000	1,328,883
[b]	1.462% (SOFR + 0.77%) due 6/9/2027	7,328,000	7,241,896
	3.40% due 5/1/2026	2,425,000	2,419,811
[b]	4.952% (SOFR + 1.46%) due 5/7/2031	5,912,000	6,036,152
[b]	Series 2025-1A Class A, 4.643% (SOFR + 1.14%) due 5/7/2028	4,625,000	4,662,370
[b,e]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,940,000	4,859,231
	Goldman Sachs Group, Inc.,
[b]	4.55% (SOFR + 0.82%) due 9/10/2027	10,881,000	10,899,607
[b]	4.937% (SOFR + 1.32%) due 4/23/2028	1,800,000	1,820,538
	HSBC Holdings plc,
[b,e]	4.583% (TSFR3M + 1.80%) due 6/19/2029	3,000,000	3,027,150
[b,e]	5.286% (SOFR + 1.29%) due 11/19/2030	6,100,000	6,292,882
[b,e]	5.887% (SOFR + 1.57%) due 8/14/2027	6,500,000	6,568,640
	JPMorgan Chase & Co.,
[b]	1.04% (TSFR3M + 0.70%) due 2/4/2027	4,690,000	4,676,633
[b]	3.54% (TSFR3M + 1.64%) due 5/1/2028	3,040,000	3,023,037
[b,e]	Mitsubishi UFJ Financial Group, Inc., 5.017% (H15T1Y + 1.95%) due 7/20/2028	3,285,000	3,332,862
[b]	Morgan Stanley, Series . 4.994% (SOFR + 1.38%) due 4/12/2029	3,788,000	3,863,419
[b,c,e]	Societe Generale SA, 6.446% (H15T1Y + 2.55%) due 1/10/2029	4,933,000	5,129,580
[e]	Sumitomo Mitsui Financial Group, Inc., 3.04% due 7/16/2029	11,650,000	11,192,388
[b,c,e]	UBS Group AG, 1.494% (H15T1Y + 0.85%) due 8/10/2027	7,121,000	7,004,999
	Mortgage Real Estate Investment Trusts — 0.2%
[c]	Lineage OP LP, 5.25% due 7/15/2030	9,424,000	9,511,172
			291,399,891
	Food, Beverage & Tobacco — 1.7%
	Beverages — 0.7%
[c,e]	Becle SAB de CV, 2.50% due 10/14/2031	28,038,000	24,323,526
	Huntington Ingalls Industries, Inc., 3.483% due 12/1/2027	2,640,000	2,611,805
	Keurig Dr. Pepper, Inc.,
	4.35% due 5/15/2028	5,750,000	5,766,100
	4.60% due 5/15/2030	8,757,000	8,804,725
	Food Products — 0.4%
	Flowers Foods, Inc., 5.75% due 3/15/2035	15,293,000	15,342,702
[c]	Mars, Inc., 4.80% due 3/1/2030	12,829,000	13,108,031
	Tobacco — 0.6%
	BAT Capital Corp.,
	3.215% due 9/6/2026	11,382,000	11,315,074

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	4.625% due 3/22/2033	$ 1,800,000	$ 1,787,598
	Imperial Brands Finance plc,
[c,e]	3.50% due 7/26/2026	230,000	229,059
[c,e]	4.50% due 6/30/2028	5,000,000	5,040,350
[c,e]	5.50% due 2/1/2030	16,500,000	17,091,690
			105,420,660
	Health Care Equipment & Services — 1.1%
	Health Care Equipment & Supplies — 0.3%
[c,e]	Olympus Corp., 2.143% due 12/8/2026	14,061,000	13,803,543
[c]	VSP Optical Group, Inc., 5.45% due 12/1/2035	1,676,000	1,687,950
	Health Care Providers & Services — 0.6%
	Centene Corp., 4.625% due 12/15/2029	4,906,000	4,757,299
[c]	Highmark, Inc., 1.45% due 5/10/2026	20,542,000	20,311,930
	Laboratory Corp. of America Holdings,
	1.55% due 6/1/2026	4,855,000	4,803,683
	4.55% due 4/1/2032	5,640,000	5,633,852
	Health Care Technology — 0.2%
	GE HealthCare Technologies, Inc., 4.15% due 12/15/2028	15,439,000	15,483,155
			66,481,412
	Insurance — 7.6%
	Insurance — 7.6%
[c]	American National Group, Inc., 6.144% due 6/13/2032	25,662,000	26,789,075
[c,e]	Ascot Group Ltd., 4.25% due 12/15/2030	12,308,000	11,412,839
	Brighthouse Financial Global Funding,
[c]	1.55% due 5/24/2026	7,538,000	7,453,650
[c]	2.00% due 6/28/2028	13,751,000	12,908,064
	Brown & Brown, Inc.,
	4.60% due 12/23/2026	3,532,000	3,550,013
	4.70% due 6/23/2028	4,825,000	4,882,417
	5.65% due 6/11/2034	2,669,000	2,754,728
	CNO Global Funding,
[c]	1.75% due 10/7/2026	9,414,000	9,249,349
[c]	4.375% due 9/8/2028	2,650,000	2,653,498
[c]	4.875% due 12/10/2027	6,850,000	6,937,611
[c]	Constellation Global Funding, 4.85% due 10/22/2030	9,500,000	9,433,310
[e]	Enstar Group Ltd., 3.10% due 9/1/2031	7,139,000	6,410,536
[c]	Equitable America Global Funding, 4.95% due 6/9/2030	3,800,000	3,872,276
	Equitable Financial Life Global Funding,
[c]	1.00% due 1/9/2026	8,665,000	8,660,408
[c]	1.40% due 8/27/2027	4,433,000	4,252,222
[c]	1.80% due 3/8/2028	6,800,000	6,476,184
[c]	5.00% due 3/27/2030	2,047,000	2,091,584
	F&G Global Funding,
[c]	1.75% due 6/30/2026	16,912,000	16,703,475
[c]	2.00% due 9/20/2028	2,475,000	2,318,926
[c]	2.30% due 4/11/2027	11,752,000	11,478,296
[c]	5.875% due 1/16/2030	4,320,000	4,478,155
[c,e]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	17,031,000	16,842,637
	Fidelity National Financial, Inc., 2.45% due 3/15/2031	12,517,000	11,177,556
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,973,333
	4.00% due 5/15/2030	4,316,000	4,173,831
[c]	Fortitude Global Funding, 4.625% due 10/6/2028	4,386,000	4,388,500
[c]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	6,453,000	6,720,348
	GA Global Funding Trust,
[c]	1.625% due 1/15/2026	1,940,000	1,938,118
[c]	2.25% due 1/6/2027	6,479,000	6,355,186
[c]	4.50% due 9/18/2030	3,500,000	3,459,120
[c]	Global Atlantic Fin Co., 4.40% due 10/15/2029	5,200,000	5,119,348
	Horace Mann Educators Corp.,
	4.70% due 10/1/2030	11,381,000	11,290,293
	7.25% due 9/15/2028	2,952,000	3,162,212

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Jackson National Life Global Funding,
[c]	5.25% due 4/12/2028	$ 8,153,000	$ 8,322,338
[c]	5.50% due 1/9/2026	12,660,000	12,663,925
[c]	Lincoln Financial Global Funding, 4.625% due 5/28/2028	6,838,000	6,903,029
[c]	Lincoln National Corp., 2.33% due 8/15/2030	4,881,000	4,427,409
	Mercury General Corp., 4.40% due 3/15/2027	2,901,000	2,897,693
	Mutual of Omaha Cos Global Funding,
[c]	5.35% due 4/9/2027	13,420,000	13,617,274
[c]	5.45% due 12/12/2028	7,740,000	8,008,268
[b,c]	New York Life Global Funding, 4.218% (SOFR + 0.48%) due 6/9/2026	22,760,000	22,780,484
[c]	NLG Global Funding, 5.40% due 1/23/2030	17,659,000	18,171,464
[b,c]	Pacific Life Global Funding II, 4.366% (SOFR + 0.62%) due 6/4/2026	10,530,000	10,543,689
	Protective Life Corp.,
[c]	3.40% due 1/15/2030	6,698,000	6,461,628
[c]	4.70% due 1/15/2031	3,464,000	3,473,734
[c]	Protective Life Global Funding, 4.161% due 1/15/2029	4,925,000	4,932,043
	Reliance Standard Life Global Funding II,
[c]	1.512% due 9/28/2026	10,762,000	10,542,778
[c]	5.243% due 2/2/2026	17,412,000	17,420,184
	RGA Global Funding,
[c]	2.70% due 1/18/2029	4,515,000	4,304,556
[c]	4.60% due 11/25/2030	3,654,000	3,654,219
[c]	5.448% due 5/24/2029	6,000,000	6,208,380
[c]	5.50% due 1/11/2031	4,148,000	4,313,713
[c]	Sammons Financial Group Global Funding, 4.80% due 12/12/2030	3,707,000	3,713,154
[c]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	7,947,774
	Stewart Information Services Corp., 3.60% due 11/15/2031	22,401,000	19,803,380
	Unum Group, 5.25% due 12/15/2035	7,127,000	7,078,038
[c]	Western-Southern Global Funding, 4.90% due 5/1/2030	14,075,000	14,395,347
	Willis North America, Inc.,
	4.55% due 3/15/2031	3,400,000	3,406,494
	4.65% due 6/15/2027	4,541,000	4,575,966
			471,934,059
	Materials — 1.1%
	Chemicals — 0.3%
[c,e]	Ma’aden Sukuk Ltd., 5.25% due 2/13/2030	17,475,000	17,914,496
	Containers & Packaging — 0.7%
	Amcor Flexibles North America, Inc., 5.10% due 3/17/2030	4,935,000	5,065,284
	AptarGroup, Inc., 4.75% due 3/30/2031	4,572,000	4,605,924
[c]	Berry Global, Inc., 4.875% due 7/15/2026	1,928,000	1,928,598
[c]	Graphic Packaging International LLC, 1.512% due 4/15/2026	7,623,000	7,552,335
[c]	Sealed Air Corp., 1.573% due 10/15/2026	7,376,000	7,217,858
[c]	Silgan Holdings, Inc., 1.40% due 4/1/2026	15,334,000	15,204,428
	Metals & Mining — 0.1%
[c,d,e,f]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	12,700,000	6,449,441
[c,e]	POSCO, 5.625% due 1/17/2026	2,400,000	2,401,248
			68,339,612
	Media & Entertainment — 0.3%
	Internet Software & Services — 0.1%
	Meta Platforms, Inc., 4.60% due 11/15/2032	9,385,000	9,462,051
	Media — 0.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.65% due 2/1/2034	11,306,000	11,921,046
			21,383,097
	Pharmaceuticals, Biotechnology & Life Sciences — 0.4%
	Biotechnology — 0.3%
	Bio-Rad Laboratories, Inc., 3.30% due 3/15/2027	2,320,000	2,299,166
	Illumina, Inc.,
	4.65% due 9/9/2026	4,081,000	4,092,998
	4.75% due 12/12/2030	9,552,000	9,646,947
	Pharmaceuticals — 0.1%
	Viatris, Inc., 2.30% due 6/22/2027	9,885,000	9,599,324

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
			25,638,435
	Semiconductors & Semiconductor Equipment — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
[c]	Qorvo, Inc., 3.375% due 4/1/2031	$ 14,210,000	$ 13,155,192
[c,e]	SK Hynix, Inc., 1.50% due 1/19/2026	10,200,000	10,186,434
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	6,434,000	6,366,893
			29,708,519
	Software & Services — 2.2%
	Information Technology Services — 1.3%
	Block Financial LLC, 2.50% due 7/15/2028	10,392,000	9,915,839
	Booz Allen Hamilton, Inc.,
[c]	3.875% due 9/1/2028	6,840,000	6,720,505
	5.95% due 4/15/2035	4,931,000	5,115,074
	DXC Technology Co., 2.375% due 9/15/2028	12,049,000	11,361,484
[e]	Genpact Luxembourg SARL/Genpact USA, Inc., 1.75% due 4/10/2026	5,335,000	5,295,574
[e]	Genpact U.K. Finco PLC/Genpact USA, Inc., 4.95% due 11/18/2030	2,350,000	2,349,177
	Global Payments, Inc.,
	1.20% due 3/1/2026	3,534,000	3,517,355
	4.50% due 11/15/2028	12,098,000	12,122,680
	Kyndryl Holdings, Inc., 2.05% due 10/15/2026	14,388,000	14,149,879
[c]	Wipro IT Services LLC, 1.50% due 6/23/2026	10,647,000	10,507,418
	Internet Software & Services — 0.4%
	Prosus NV,
[c,e]	3.061% due 7/13/2031	7,816,000	7,106,072
[c,e]	3.257% due 1/19/2027	6,400,000	6,308,032
[c,e]	4.193% due 1/19/2032	13,254,000	12,691,633
	Software — 0.5%
[c]	MSCI, Inc., 4.00% due 11/15/2029	6,850,000	6,710,808
[c,e]	Open Text Corp., 6.90% due 12/1/2027	17,723,000	18,435,997
	Paychex, Inc., 5.35% due 4/15/2032	3,503,000	3,628,232
			135,935,759
	Technology Hardware & Equipment — 1.4%
	Communications Equipment — 0.1%
	Motorola Solutions, Inc., 4.85% due 8/15/2030	4,864,000	4,961,912
	Electronic Equipment, Instruments & Components — 1.0%
	Avnet, Inc., 6.25% due 3/15/2028	3,938,000	4,079,847
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	9,124,000	8,789,149
	4.25% due 4/1/2028	11,275,000	11,245,347
[c]	Molex Electronic Technologies LLC, 4.75% due 4/30/2028	3,823,000	3,863,524
	TD SYNNEX Corp., 1.75% due 8/9/2026	27,306,000	26,896,137
	Vontier Corp., 1.80% due 4/1/2026	5,272,000	5,239,208
	Office Electronics — 0.1%
	CDW LLC/CDW Finance Corp., 2.67% due 12/1/2026	6,950,000	6,858,538
	Technology Hardware, Storage & Peripherals — 0.2%
	Dell International LLC/EMC Corp., 6.02% due 6/15/2026	1,348,000	1,353,405
	Hewlett Packard Enterprise Co., 4.15% due 9/15/2028	5,406,000	5,409,406
	NetApp, Inc., 5.50% due 3/17/2032	6,433,000	6,692,700
			85,389,173
	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.3%
[c,e]	NBN Co. Ltd., 1.45% due 5/5/2026	20,000,000	19,822,800
	Wireless Telecommunication Services — 0.1%
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026	4,275,000	4,263,928
	5.125% due 5/15/2032	2,791,000	2,871,464
			26,958,192
	Utilities — 6.7%
	Electric Utilities — 6.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	AEP Texas, Inc.,
	5.40% due 6/1/2033	$ 4,350,000	$ 4,487,634
	5.70% due 5/15/2034	2,000,000	2,086,960
	Series I, 2.10% due 7/1/2030	8,375,000	7,629,123
	AES Corp., 1.375% due 1/15/2026	9,335,000	9,321,278
[c]	Alliant Energy Finance LLC, 1.40% due 3/15/2026	5,240,000	5,202,482
	Appalachian Power Co., Series AA, 2.70% due 4/1/2031	2,250,000	2,059,223
	Arizona Public Service Co., 5.70% due 8/15/2034	4,517,000	4,752,200
	Black Hills Corp.,
	2.50% due 6/15/2030	5,490,000	5,092,853
	4.55% due 1/31/2031	2,599,000	2,597,804
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	14,338,024	12,690,036
	CenterPoint Energy, Inc., 5.40% due 6/1/2029	11,148,000	11,549,662
[c]	Cleco Power LLC, 5.30% due 1/15/2036	5,373,000	5,410,020
	Comision Federal de Electricidad,
[c,e]	3.348% due 2/9/2031	8,740,000	7,946,321
[e]	5.00% due 9/29/2036	15,674,400	14,548,978
[c]	Dayton Power & Light Co., 4.55% due 8/15/2030	9,863,000	9,810,529
	Dominion Energy, Inc.,
	4.60% due 5/15/2028	3,700,000	3,744,437
	Series B, 3.60% due 3/15/2027	8,076,000	8,036,751
	DTE Energy Co.,
	4.875% due 6/1/2028	3,477,000	3,536,804
	5.05% due 10/1/2035	3,800,000	3,799,126
	5.20% due 4/1/2030	3,508,000	3,621,554
	5.85% due 6/1/2034	2,636,000	2,811,110
	Duke Energy Corp., 4.95% due 9/15/2035	8,500,000	8,433,445
	Duke Energy Florida LLC, 4.20% due 12/1/2030	4,736,000	4,741,683
	Electricite de France SA,
[c,e]	5.65% due 4/22/2029	9,878,000	10,271,342
[c,e]	5.75% due 1/13/2035	13,500,000	14,154,885
	Enel Finance International NV,
[c,e]	1.625% due 7/12/2026	10,700,000	10,557,583
[c,e]	2.125% due 7/12/2028	8,844,000	8,409,583
[c,e]	4.375% due 9/30/2030	2,802,000	2,791,521
	Entergy Mississippi LLC, 3.25% due 12/1/2027	4,727,000	4,649,005
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	8,640,000	8,490,614
	3.45% due 12/1/2027	9,000,000	8,881,200
	Evergy Kansas Central, Inc., 4.70% due 3/13/2028	4,940,000	5,013,507
	Evergy Missouri West, Inc.,
[c]	5.15% due 12/15/2027	9,711,000	9,898,131
[c]	5.65% due 6/1/2034	6,650,000	6,884,080
	Eversource Energy,
	2.55% due 3/15/2031	5,332,000	4,821,728
	4.45% due 12/15/2030	2,403,000	2,390,721
	Exelon Corp., 5.125% due 3/15/2031	9,899,000	10,223,984
[c]	FirstEnergy Pennsylvania Electric Co., 5.15% due 3/30/2026	980,000	982,058
	FirstEnergy Transmission LLC, 4.55% due 1/15/2030	2,585,000	2,604,775
	Interstate Power & Light Co., 4.95% due 9/30/2034	4,747,000	4,729,721
	ITC Holdings Corp.,
[c]	2.95% due 5/14/2030	1,883,000	1,777,251
[c]	4.95% due 9/22/2027	12,703,000	12,868,901
[c]	5.65% due 5/9/2034	14,000,000	14,605,500
[c]	Jersey Central Power & Light Co., 4.40% due 1/15/2031	6,800,000	6,776,608
[c]	Liberty Utilities Co., 5.577% due 1/31/2029	5,240,000	5,411,138
[c]	Liberty Utilities Finance GP 1, 2.05% due 9/15/2030	9,518,000	8,631,874
	National Rural Utilities Cooperative Finance Corp., 4.30% due 12/10/2030	4,571,000	4,580,462
[c]	New York State Electric & Gas Corp., 3.25% due 12/1/2026	9,234,000	9,162,344
[c]	Niagara Mohawk Power Corp., 4.647% due 10/3/2030	2,965,000	2,982,671
[c]	NorthWestern Corp., 5.073% due 3/21/2030	16,310,000	16,719,544
	Pinnacle West Capital Corp., Series 2025-2 Class A, 4.90% due 5/15/2028	4,773,000	4,860,775
[c]	PSEG Power LLC, 5.20% due 5/15/2030	5,798,000	5,930,136
	Public Service Co. of Oklahoma, 5.45% due 1/15/2036	5,930,000	6,084,121
	Public Service Enterprise Group, Inc., 4.90% due 3/15/2030	4,903,000	5,016,063

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Puget Energy, Inc.,
	2.379% due 6/15/2028	$ 2,734,000	$ 2,616,192
	4.10% due 6/15/2030	2,616,000	2,562,006
	5.725% due 3/15/2035	9,463,000	9,710,457
	Gas Utilities — 0.6%
[c]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	12,511,000	12,495,736
[c]	KeySpan Gas East Corp., 5.994% due 3/6/2033	3,492,000	3,689,787
[c,e]	Snam SpA, 5.00% due 5/28/2030	2,800,000	2,857,512
	Southwest Gas Corp.,
	4.05% due 3/15/2032	3,024,000	2,917,616
	5.80% due 12/1/2027	4,828,000	4,973,806
	Spire, Inc., 5.30% due 3/1/2026	12,844,000	12,863,523
			419,758,474
	Total Corporate Bonds (Cost $2,143,968,417)		2,127,024,457
	Long-Term Municipal Bonds — 0.3%
	Canadian County Educational Facilities Authority (Mustang Public Schools Project) ISD, Series B, 5.50% due 9/1/2031	5,035,000	5,289,580
	City of Jersey City GO, Series B, 4.75% due 7/8/2026	10,725,000	10,778,957
	San Francisco City & County Redevelopment Agency Successor Agency (AG) (Green Bond),
	Series C,
	4.406% due 8/1/2031	585,000	585,280
	4.536% due 8/1/2032	600,000	600,802
	4.697% due 8/1/2033	2,966,000	2,985,229
	Total Long-Term Municipal Bonds (Cost $19,943,165)		20,239,848
	Other Government — 0.5%
[c,e]	Bermuda Government International Bonds, 2.375% due 8/20/2030	6,800,000	6,169,844
[c,e]	Eagle Funding Luxco SARL, 5.50% due 8/17/2030	5,000,000	5,092,050
[e]	Mexico Government International Bonds, 5.375% due 3/22/2033	5,000,000	4,953,450
[c,e]	Saudi Government International Bonds, 5.125% due 1/13/2028	11,200,000	11,430,832
	Total Other Government (Cost $27,955,300)		27,646,176
	U.S. Treasury Securities — 6.9%
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 1/15/2031 - 1/15/2032	188,246,636	174,375,297
	1.75%, 1/15/2034	30,715,930	30,552,752
	U.S. Treasury Notes,
	3.50%, 11/30/2030 - 2/15/2033	50,140,000	49,459,145
	3.75%, 11/30/2032	84,750,000	83,823,047
	3.875%, 6/30/2030	26,800,000	27,005,187
	4.00%, 5/31/2030	10,250,000	10,381,328
	4.25%, 5/15/2035	29,032,000	29,295,102
	4.375%, 12/31/2029	25,000,000	25,669,922
	Total U.S. Treasury Securities (Cost $420,837,660)		430,561,780
	U.S. Government Agencies — 0.5%
	Federal Farm Credit Banks Funding Corp., 3.00%, 3/8/2032	19,285,000	18,077,952
[e]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.50%, 1/23/2029	6,000,000	6,094,860
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[e]	2.06%, 1/15/2026	75,000	75,040
[e]	2.512%, 1/15/2026	325,000	324,737
	Small Business Administration Participation Certificates,
	Series 2008-20D Class 1, 5.37%, 4/1/2028	104,014	105,518
	Series 2009-20E Class 1, 4.43%, 5/1/2029	67,360	67,728
	Series 2009-20K Class 1, 4.09%, 11/1/2029	570,937	572,125
	Series 2011-20E Class 1, 3.79%, 5/1/2031	809,326	805,500
	Series 2011-20F Class 1, 3.67%, 6/1/2031	174,516	173,147
	Series 2011-20G Class 1, 3.74%, 7/1/2031	980,686	974,254
	Series 2011-20I Class 1, 2.85%, 9/1/2031	1,914,220	1,865,639
	Series 2011-20K Class 1, 2.87%, 11/1/2031	1,475,494	1,436,137
	Series 2012-20D Class 1, 2.67%, 4/1/2032	1,208,580	1,168,215
	Series 2012-20J Class 1, 2.18%, 10/1/2032	955,829	907,794

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Series 2012-20K Class 1, 2.09%, 11/1/2032	$ 762,113	$ 720,642
	Total U.S. Government Agencies (Cost $33,073,061)		33,369,288
	Mortgage Backed — 37.1%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-F Class A1, 2.86% due 7/25/2059	3,323,357	3,253,418
[b,c]	Series 2021-A Class A1, 1.065% due 9/25/2065	2,157,445	1,962,229
[b,c]	Series 2022-A Class A1, 3.50% due 10/25/2061	8,867,242	8,664,985
[b,c]	Series 2023-C Class A1, 3.50% due 5/25/2063	5,996,510	5,826,173
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-2 Class A3, 5.00% due 1/26/2065	3,369,552	3,358,760
[b,c]	Series 2023-1 Class A1, 4.75% due 9/26/2067	11,056,906	11,019,735
[b,c]	Series 2023-2 Class A1, 4.65% due 10/25/2067	3,982,038	3,965,844
[b,c,e]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 5.434% (SOFR30A + 1.45%) due 1/15/2037	6,644,881	6,644,881
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	2,261,710	2,212,012
[b,c]	Series 2019-1 Class A3, 4.208% due 1/25/2049	1,183,646	1,164,345
[b,c]	Series 2019-2 Class A1, 3.347% due 4/25/2049	972,452	941,625
[b,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	2,529,794	2,423,737
[c]	Series 2020-1 Class A2, 2.927% due 3/25/2055	6,518,000	6,196,243
[c]	Series 2020-1 Class A3, 3.328% due 3/25/2055	4,500,000	4,164,684
[c]	Series 2020-1 Class M1, 4.277% due 3/25/2055	3,189,000	2,965,778
[b,c]	Series 2021-1R Class A1, 1.175% due 10/25/2048	5,144,799	4,598,984
[c]	Series 2022-1 Class M1, 3.65% due 12/25/2056	7,338,000	5,945,112
	ATLX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL1 Class A1, 3.85% due 4/25/2064	10,948,660	10,725,007
[b,c]	Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	7,055,970	6,823,131
[b,c]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 6.899% due 10/5/2038	4,250,000	4,436,405
[b,c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	17,668,436	17,422,920
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A3, 3.253% due 2/25/2055	3,285,000	3,214,244
[b,c]	BX Trust, CMBS, Series 2025-LIFE Class A, 5.884% due 6/13/2047	14,750,000	14,961,373
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	4,800,000	4,446,973
	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO,
[b,c]	Series 2016-SH1 Class M3, 3.724% due 4/25/2045	1,355,239	1,271,542
[b,c]	Series 2016-SH2 Class M3, 3.701% due 12/25/2045	1,727,811	1,619,038
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-1 Class A1, 3.007% due 1/25/2067	10,936,164	10,572,873
[b,c]	Series 2022-2 Class M1, 4.609% due 3/25/2067	14,163,000	14,007,237
[b,c]	Series 2023-1 Class A1, 7.065% due 3/25/2058	3,366,981	3,361,963
	CIM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	551,645	516,900
[b,c]	Series 2024-R1 Class A1, 4.75% due 6/25/2064	9,889,350	9,868,665
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b]	Series 2004-HYB2 Class B1, 6.194% due 3/25/2034	35,834	14,657
[b,c]	Series 2014-A Class A, 4.00% due 1/25/2035	327,995	321,557
[b,c]	Series 2014-J1 Class B4, 3.638% due 6/25/2044	1,489,969	1,225,098
[b,c]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	28,425,121	25,631,685
[c]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	6,575,000	6,920,257
	CSMC Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-SPT1 Class A3, 3.734% due 4/25/2065	3,448,527	3,414,914
[b,c]	Series 2021-AFC1 Class A1, 0.83% due 3/25/2056	6,441,381	5,483,974
[b,c]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	8,101,256	7,028,197
[b,c]	Series 2021-NQM8 Class A1, 2.841% due 10/25/2066	1,753,219	1,584,580
[b,c]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	8,801,081	8,771,358
[b,c]	Series 2022-NQM1 Class A1, 2.265% due 11/25/2066	10,487,163	9,560,907
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	7,895,000	7,168,855
[b,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	1,428,462	1,358,045
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-2 Class A1, 2.739% due 11/25/2059	1,608,015	1,566,171
[b,c]	Series 2022-1 Class A1, 2.206% due 1/25/2067	14,689,903	13,042,730
[b,c]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.684% due 10/1/2053	6,714,545	6,533,870
	Federal Home Loan Mtg Corp.,
[b]	Pool 1L0322, 6.063% (H15T1Y + 2.07%) due 2/1/2048	1,762,184	1,822,636
[b]	Pool 760025, 3.698% (5-Yr. CMT + 1.310%) due 10/1/2047	2,836,697	2,810,119

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	Pool 841097, 3.657% (5-Yr. CMT + 1.300%) due 9/1/2048	$ 3,948,094	$ 3,901,265
[b]	Pool 841362, 1.701% (2.15% - SOFR30A) due 2/1/2052	5,294,056	4,976,022
[b]	Pool 841377, 1.943% (2.24% - SOFR30A) due 4/1/2052	5,652,620	5,322,766
[b]	Pool 841463, 2.16% (2.18% - SOFR30A) due 7/1/2052	12,849,210	11,705,910
	Pool D98887, 3.50% due 1/1/2032	474,278	469,699
	Pool G16710, 3.00% due 11/1/2030	129,884	128,219
	Pool RE6097, 2.00% due 5/1/2051	23,631,474	18,707,496
	Pool SE9046, 3.00% due 12/1/2051	19,831,616	17,552,918
	Pool WN1497, 4.75% due 1/1/2030	21,000,000	21,324,694
	Pool WN2382, 4.34% due 6/1/2028	11,295,000	11,371,287
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3195 Class PD, 6.50% due 7/15/2036	103,173	106,449
	Series 3922 Class PQ, 2.00% due 4/15/2041	26,461	26,141
	Series 4120 Class TC, 1.50% due 10/15/2027	128,492	126,020
	Series 5461 Class PA, 4.50% due 8/25/2054	20,256,115	20,043,741
	Series 5462 Class P, 4.50% due 10/25/2054	12,701,445	12,588,490
	Series 5469 Class QA, 4.50% due 11/25/2054	12,493,399	12,409,932
[b]	Series 5502 Class FH, 5.274% (SOFR30A + 1.40%) due 2/25/2055	11,688,198	11,771,811
[b]	Series 5552 Class PD, 5.00% due 9/25/2054	20,324,338	20,527,095
	Series 5558 Class EV, 5.00% due 6/25/2036	5,935,720	6,013,986
	Series 5565 Class QA, 4.50% due 8/25/2055	14,585,501	14,474,261
	Series 5607 Class KT, 4.25% due 11/15/2032	21,448,978	21,314,894
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
	Series KJ46 Class A2, 4.796% due 10/25/2031	8,741,000	8,989,083
[b]	Series KJ47 Class A2, 5.43% due 6/25/2031	5,968,000	6,231,223
	Series KJ48 Class A2, 5.028% due 10/25/2031	15,306,000	15,873,940
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-1 Class HA, 3.00% due 1/25/2056	3,444,630	3,266,983
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	5,974,749	5,654,387
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	6,115,371	5,509,900
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	3,593,209	3,378,700
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	7,579,662	7,272,179
	Series 2018-3 Class HA, 3.00% due 8/25/2057	9,402,838	8,803,769
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	5,808,898	5,679,977
	Series 2018-4 Class HA, 3.00% due 3/25/2058	8,236,913	7,721,718
	Series 2019-1 Class MA, 3.50% due 7/25/2058	15,367,866	14,971,222
	Series 2019-2 Class MA, 3.50% due 8/26/2058	16,477,041	15,955,110
	Series 2019-3 Class MA, 3.50% due 10/25/2058	7,293,213	7,093,165
	Series 2019-4 Class MA, 3.00% due 2/25/2059	12,873,751	12,108,325
	Series 2020-1 Class MA, 2.50% due 8/25/2059	2,062,361	1,918,833
	Series 2020-2 Class MA, 2.00% due 11/25/2059	15,844,377	14,431,136
	Series 2020-3 Class MA, 2.00% due 5/25/2060	9,109,900	8,205,577
	Series 2020-3 Class MT, 2.00% due 5/25/2060	3,166,533	2,509,557
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	13,217,482	11,432,492
	Series 2024-1 Class MT, 3.00% due 11/25/2063	7,218,145	6,037,420
	Series 2024-2 Class MT, 3.50% due 5/25/2064	6,585,042	5,808,521
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	9,724,879	8,650,954
	Pool RA7021, 2.50% due 3/1/2052	19,849,561	16,885,034
	Pool RA7373, 3.00% due 5/1/2052	4,874,861	4,345,210
	Pool SD1374, 3.00% due 3/1/2052	12,899,569	11,414,648
	Pool SD4175, 2.50% due 6/1/2052	42,553,504	36,198,149
	Pool SD5171, 2.50% due 1/1/2054	14,649,387	12,461,505
	Pool SD5345, 2.50% due 4/1/2052	20,293,139	17,362,430
	Pool SD6509, 6.00% due 8/1/2054	15,189,802	15,643,044
	Pool SD8140, 2.00% due 4/1/2051	23,434,649	19,133,143
	Pool SD8189, 2.50% due 1/1/2052	12,250,747	10,423,465
	Pool SD8225, 3.00% due 7/1/2052	10,648,094	9,463,869
	Pool SD8367, 5.50% due 10/1/2053	5,507,856	5,598,249
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	812,635	723,463
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	7,198,233	6,251,944
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	437,009	386,090
	Federal National Mtg Assoc.,
[b]	Pool BH4523, 3.04% (5-Yr. CMT + 1.150%) due 4/1/2047	4,423,263	4,311,206

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[b]	Pool BH4524, 3.712% (5-Yr. CMT + 1.150%) due 6/1/2046	$ 8,184,480	$ 7,955,660
[b]	Pool BM6929, 1.929% (2.13% - SOFR30A) due 7/1/2051	3,838,504	3,684,226
	Pool BM7067, 2.50% due 6/1/2051	2,952,488	2,469,869
	Pool BM7629, 1.50% due 9/1/2036	11,081,224	9,888,556
[b]	Pool BO9998, 2.739% (H15T1Y + 2.03%) due 3/1/2048	3,292,100	3,309,188
	Pool BS6056, 3.85% due 8/1/2032	8,922,000	8,657,859
[b]	Pool BU9934, 1.839% (2.37% - SOFR30A) due 2/1/2052	8,120,204	7,359,107
	Pool BZ3061, 5.26% due 2/1/2030	18,830,000	19,436,211
	Pool BZ3689, 4.82% due 4/1/2030	22,990,000	23,423,124
	Pool BZ3998, 4.88% due 6/1/2030	11,823,000	12,055,568
	Pool BZ4611, 5.425% due 11/1/2032	333,169	344,950
[b]	Pool CB2214, 1.531% (2.20% - SOFR30A) due 11/1/2051	4,391,832	4,173,580
	Federal National Mtg Assoc., CMO REMIC,
[b]	Series 2009-17 Class AH, 0.479% due 3/25/2039	268,090	222,478
	Series 2012-129 Class LA, 3.50% due 12/25/2042	987,452	935,005
[b]	Series 2013-81 Class FW, 4.289% (SOFR30A + 0.41%) due 1/25/2043	2,328,318	2,306,597
	Series 2024-25 Class VB, 5.50% due 3/25/2035	9,801,316	10,051,487
	Series 2024-70 Class MP, 4.50% due 10/25/2054	14,054,488	13,907,295
	Series 2025-90 Class PC, 4.00% due 10/25/2055	18,918,782	18,418,707
	Federal National Mtg Assoc., Grantor Trust, CMO, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,771,575	17,502,635
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AS9749, 4.00% due 6/1/2047	6,725	6,496
	Pool BM4324, 3.50% due 7/1/2033	1,354,630	1,340,885
	Pool BP9550, 2.50% due 7/1/2035	5,534	5,289
	Pool BP9589, 2.50% due 8/1/2035	419,563	401,009
	Pool CB2301, 3.00% due 12/1/2051	26,397,167	23,358,152
	Pool CB3050, 2.50% due 3/1/2052	17,219,817	14,648,042
	Pool FS5447, 2.50% due 9/1/2052	2,416,754	2,060,776
	Pool FS6130, 2.50% due 7/1/2052	16,786,512	14,279,451
	Pool FS6157, 3.00% due 9/1/2052	74,847,821	66,493,675
	Pool FS6212, 1.50% due 5/1/2032	1,550,217	1,473,383
	Pool FS7577, 2.50% due 1/1/2054	20,375,616	17,332,523
	Pool FS7757, 2.50% due 2/1/2052	17,919,158	15,184,995
	Pool FS7879, 2.50% due 7/1/2052	14,477,750	12,251,351
	Pool MA3465, 4.00% due 9/1/2038	2,400,723	2,370,743
	Pool MA4390, 2.00% due 7/1/2031	710,247	683,796
	Pool MA5138, 5.50% due 9/1/2053	3,881,048	3,945,966
	Pool MA5139, 6.00% due 9/1/2053	3,033,962	3,118,065
[b,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	830,171	765,747
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	1,687,861	1,648,249
[b,c]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	5,307,961	5,121,058
[b,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	12,060,972	11,511,839
[b,c]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	9,947,235	8,409,357
	Government National Mtg Assoc.,
	Pool MA7368, 3.00% due 5/20/2051	13,882,031	12,503,619
	Pool MA7706, 3.00% due 11/20/2051	60,108,756	54,112,363
	Pool MA8098, 3.00% due 6/20/2052	99,763,476	89,783,874
	Government National Mtg Assoc., CMBS, Series 2023-104 Class AD, 4.00% due 1/16/2065	22,601,461	21,587,984
	Government National Mtg Assoc., CMO,
	Series 2021-27 Class ED, 1.00% due 2/20/2051	5,895,470	4,609,015
	Series 2025-110 Class L, 1.00% due 6/20/2051	13,371,320	12,193,471
	Series 2025-139 Class DT, 5.00% due 3/20/2065	14,414,206	14,467,104
	Series 2025-177 Class PA, 4.50% due 10/20/2055	18,162,996	17,930,379
	Series 2025-69 Class GJ, 4.50% due 1/20/2054	9,623,860	9,521,973
[b,c,e]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 4.885% (TSFR1M + 1.13%) due 7/15/2039	1,056,776	1,056,115
	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-PJ2 Class B3, 3.546% due 7/25/2050	4,773,566	4,225,036
[b,c]	Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	8,073,101	8,058,392
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	3,113,977	3,141,835
[b,c]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	4,322,037	4,240,901
[b,c]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	3,525,243	3,469,214
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	13,418,106	13,749,759

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	HOMES Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-NQM1 Class A1, 6.182% due 1/25/2068	$ 5,897,379	$ 5,884,689
[b,c]	Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	3,361,575	3,389,801
[b,c]	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL2 Class A1, 5.989% due 9/25/2039	9,700,000	9,722,894
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 2.943% due 12/10/2041	5,870,000	5,530,955
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM3 Class A1, 1.595% due 11/25/2056	12,768,201	11,069,854
[b,c]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	16,652,095	14,626,164
[b,c]	Series 2022-NQM1 Class A1, 2.493% due 2/25/2067	27,636,978	25,580,190
[b,c]	Series 2022-NQM2 Class A1, 3.638% due 3/25/2067	18,085,860	17,634,548
[b,c]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	20,992,154	20,922,288
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2014-IVR3 Class B4, 5.913% due 9/25/2044	1,273,269	1,276,693
[b,c]	Series 2018-3 Class B2, 3.698% due 9/25/2048	2,068,576	1,945,523
[b,c]	Series 2018-6 Class B2, 3.90% due 12/25/2048	847,465	789,389
[b,c]	Series 2019-5 Class B3, 4.449% due 11/25/2049	7,007,807	6,686,348
[b,c]	Series 2019-HYB1 Class B3, 5.017% due 10/25/2049	4,993,745	5,031,226
[b,c]	Series 2019-INV2 Class B3A, 3.708% due 2/25/2050	8,457,798	7,467,594
[b,c]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	29,209,696	24,830,157
[b,c]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	10,871,802	9,712,624
[b,c]	Series 2022-2 Class A6A, 2.50% due 8/25/2052	22,927,767	21,254,956
[b,c]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	6,852,693	7,033,528
[b,c]	Series 2025-CCM1 Class A4, 5.50% due 6/25/2055	13,294,097	13,336,266
[b,c]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 4.874% due 10/13/2033	3,740,000	3,763,958
[c]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	3,697,000	3,558,094
[b]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.115% due 8/25/2034	72,172	69,925
[b,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	513,506	511,881
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-NQM2 Class A1, 1.381% due 4/25/2065	2,458,323	2,369,162
[b,c]	Series 2020-NQM3 Class A1, 1.014% due 1/26/2065	1,406,740	1,345,480
[b,c]	Series 2021-AEI1 Class A4, 2.50% due 8/25/2051	13,989,568	12,208,873
[b,c]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	1,022,541	980,952
[b,c]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	16,248,201	14,732,144
[b,c]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	13,944,347	13,869,293
[b,c]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,995,000	4,844,057
[b,c]	Series 2022-NQM1 Class A3, 4.20% due 12/25/2066	13,129,000	12,615,261
[b,c]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	4,754,044	4,858,259
[b,c]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	8,517,063	8,207,474
[b,c]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	10,207,261	10,182,609
[b,c]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	4,781,968	4,588,026
	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS, Series 2015-C22 Class A4, 3.306% due 4/15/2048	158,062	157,526
[c]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	7,609,113	8,045,088
[b]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	13,141,895	12,985,044
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2017-2A Class A3, 4.00% due 3/25/2057	1,998,794	1,964,128
[b,c]	Series 2017-3A Class A1, 4.00% due 4/25/2057	2,417,073	2,369,876
[b,c]	Series 2017-4A Class A1, 4.00% due 5/25/2057	2,702,036	2,631,671
[b,c]	Series 2017-5A Class A1, 5.346% (TSFR1M + 1.61%) due 6/25/2057	171,783	173,851
[b,c]	Series 2017-6A Class A1, 4.00% due 8/27/2057	1,161,310	1,135,084
[b,c]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	1,426,106	1,390,261
[b,c]	Series 2018-2A Class A1, 4.50% due 2/25/2058	2,361,922	2,350,490
[b,c]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	1,434,008	1,404,182
[b,c]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	28,332,375	26,910,558
[b,c]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	21,629,782	20,582,566
[b,c]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	7,600,000	7,635,212
[c]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,900,000	4,257,530
[b,c]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	8,675,000	8,752,973
	OBX Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	21,166,021	18,296,601
[b,c]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	3,041,909	3,072,501
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	18,455,652	17,132,519
[b,c]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	3,009,812	2,917,810

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	PRKCM Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	$ 22,682,430	$ 19,518,420
[b,c]	Series 2021-AFC2 Class A1, 2.071% due 11/25/2056	13,530,860	12,104,207
[b,c]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	8,573,458	8,683,339
	PRPM LLC, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	11,662,609	11,533,904
[b,c]	Series 2025-RPL3 Class A1, 3.25% due 4/25/2055	13,589,790	13,170,772
[b,c]	Series 2025-RPL4 Class A1, 3.00% due 5/25/2055	10,791,832	10,261,916
[b,c]	PRPM Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A1, 4.40% due 4/25/2067	24,720,508	24,756,631
[b,c]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	5,287,909	5,298,429
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	139,228	141,314
	Rate Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-J1 Class A9, 2.50% due 1/25/2052	41,318,832	36,902,766
[b,c]	Series 2024-J4 Class A5, 5.50% due 12/25/2054	13,997,177	14,071,148
[b,c]	RCKT Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class B3, 3.47% due 2/25/2050	2,844,458	2,586,412
[b,c]	Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A2, 2.508% due 5/25/2060	1,038,021	1,030,516
[c]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	7,700,000	7,913,186
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2019-2 Class A1C, 2.75% due 9/25/2029	11,853,614	11,418,087
	Series 2019-3 Class A1C, 2.75% due 11/25/2029	1,911,612	1,817,393
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	17,088,722	15,924,235
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	27,405,405	25,352,633
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[b]	Series 2013-6 Class B4, 3.525% due 5/25/2043	716,584	554,762
[b]	Series 2013-7 Class B4, 3.508% due 6/25/2043	408,200	316,642
[b,c]	Series 2023-3 Class A1, 6.00% due 9/25/2053	2,954,933	3,005,235
[b,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.015% (TSFR1M + 1.26%) due 5/15/2038	10,872,000	10,792,056
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-2 Class A1, 1.381% due 5/25/2065	5,910,987	5,482,885
[b,c]	Series 2020-2 Class A2, 1.587% due 5/25/2065	1,153,078	1,074,480
[b,c]	Series 2020-2 Class A3, 1.895% due 5/25/2065	393,673	369,365
[b,c]	Series 2021-2 Class A1, 1.737% due 12/25/2061	12,127,423	10,627,576
[b,c]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	675,092	647,130
[b,c]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.339% (TSFR1M + 2.59%) due 4/15/2042	2,446,306	2,458,620
[c]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	13,752,000	12,267,792
	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-3 Class A1, 1.486% due 4/25/2065	1,409,795	1,374,899
[b,c]	Series 2021-5 Class A1, 1.92% due 9/25/2066	18,103,234	15,317,553
[b]	Structured Asset Securities Corp., Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 5.881% due 3/25/2033	196,025	198,083
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2018-1 Class A1, 3.00% due 1/25/2058	53,853	53,392
[b,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	3,476,461	3,441,164
[b,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	1,441,999	1,432,707
[b,c]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	17,654,781	15,859,429
[b,c]	Series 2025-R2 Class A1, 4.50% due 9/25/2064	9,514,227	8,730,250
[b,c]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	18,113,264	17,947,217
[b,c]	Verus Securitization Trust, Whole Loan Securities Trust CMO, Series 2021-R1 Class A1, 0.82% due 10/25/2063	1,945,971	1,840,273
[b,c]	Visio Trust, Whole Loan Securities Trust CMO, Series 2019-2 Class M1, 3.26% due 11/25/2054	1,415,000	1,379,017
	Vista Point Securitization Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-1 Class A3, 3.201% due 3/25/2065	1,753,436	1,740,914
[b,c]	Series 2020-2 Class A1, 1.475% due 4/25/2065	4,357,544	4,215,928
[b,c]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 5.937% due 3/15/2040	4,050,000	4,046,635
[b,c]	WinWater Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2015-3 Class B4, 3.827% due 3/20/2045	818,158	771,069
	Total Mortgage Backed (Cost $2,338,704,668)		2,307,976,112

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Short-Term Investments — 6.4%
[g]	Thornburg Capital Management Fund	39,785,825	$ 397,858,247
	Total Short-Term Investments (Cost $397,858,247)		397,858,247
	Total Investments — 99.4% (Cost $6,238,170,091)		$6,186,062,915
	Other Assets Less Liabilities — 0.6%		39,191,318
	Net Assets — 100.0%		$6,225,254,233

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2025.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $3,064,429,413, representing 49.23% of the Fund’s net assets.
d	Bond in default.
e	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
f	Non-income producing.
g	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
AG	Insured by Assured Guaranty, Inc.
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
ISD	Independent School District
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage-Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers eight classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2025 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/25	Dividend Income
Thornburg Capital Mgmt. Fund	$319,557,446	$447,762,552	$(369,461,751)	$-	$-	$397,858,247	$4,006,797